Valuation and Qualifying Accounts	12 Months Ended
May 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
For the years ended May 31, 2012, 2011 and 2010:

(in millions)		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
Allowance for doubtful receivables:
For the year ended
May 31, 2012	$38.2	$15.7	$ (16.2)(B)	$ (1.2)(A)	$36.5
For the year ended
May 31, 2011	$40.6	$13.8	$ (12.3)(B)	$ (3.9)(A)	$38.2
For the year ended
May 31, 2010	$48.9	$ 22.8(C)	$(11.3)(B) (C)	$ (19.8)(A)	$40.6
Notes:

(A)	Uncollectible accounts written off.

(B)	Primarily effect of foreign currency translation.

(C)
For the year ended May 31, 2010, $38.9 million of net accounts receivables related to Greece were reclassified to long-term assets due to the proposal of the Greek government to settle certain debts with the issuance of zero-coupon bonds not expected to be settled in the next twelve months. These net accounts receivables included $8.4 million of Greece allowance for doubtful receivables, which is included above in the effect of foreign currency translation amount, and also included above in the deductions amount.